Schedule VI Supplemental Information Concerning Property and Casualty Insurance Operations	12 Months Ended
Dec. 31, 2012
Supplemental Information for Property, Casualty Insurance Underwriters [Abstract]
Supplemental Information Concerning Property and Casualty Insurance Operations
SUPPLEMENTAL INFORMATION CONCERNING
PROPERTY AND CASUALTY INSURANCE OPERATIONS
(In millions)

	Discount Deducted From Liabilities [1]	Losses and Loss Adjustment Expenses Incurred Related to:		Paid Losses and Loss Adjustment Expenses
		Current Year	Prior Year
Years ended December 31,
2012	$538	$7,274	$(4)	$7,098
2011	$542	$7,420	$367	$7,218
2010	$524	$6,768	$(196)	$6,834

[1]
Reserves for permanently disabled claimants and certain structured settlement contracts that fund loss run-offs have been discounted using the weighted average interest rates of 4.0%, 4.4%, and 4.8% for 2012, 2011, and 2010, respectively.